LOANS TO JOINT VENTURES (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Unsecured Loans To Joint Ventures	$ 10,000	$ 798,000
Decrease in loan	10,000
Expected credit loss	$ 0